S000024510 [Member] Investment Objectives and Goals - SFT Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Real Estate Securities Fund
Objective [Heading]	SFT Real Estate Securities Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks above average income and long-term growth of capital.